BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
BASIS OF PRESENTATION

2.1	BASIS OF PRESENTATION

The interim condensed consolidated financial statements for the six months ended June 30, 2023 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting.

The Group has prepared the financial statements on the basis that it will continue to operate as a going concern. As of June 30, 2023, the Group had net current liabilities of CNY125,232 (US$17,269). In view of the circumstance, the directors have given consideration to the future liquidity and performance of the Group and its available sources of financing in assessing whether the Group will have sufficient financial resources to continue as a going concern. The Group has obtained letters from each of Feishang Group Limited (“Feishang Group” or the “Shareholder”) and Feishang Enterprise Group Company Limited (“Feishang Enterprise”), entities controlled by Mr. Li Feilie, the principal beneficial shareholder of the Company, which state that Feishang Group and Feishang Enterprise will provide continuous financial support to the Group in relation to the going concern of its operations, and will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. Feishang Enterprise’s letter also states that it will pay debts on behalf of the Group when needed. Accordingly, in the opinion of the directors, it is appropriate for the financial statements to be prepared on a going concern basis, and not less than 12 months from the end of the reporting period.

The interim condensed consolidated financial statements do not include all the information and footnotes required by International Financial Reporting Standards (“IFRS”) for complete financial statements, and should be read in conjunction with the consolidated financial statements and footnotes thereto included in the Group’s annual report on Form 20-F for the year ended December 31, 2022 (the “2022 Annual Report”).

The condensed consolidated financial statements include the accounts of CHNR and those subsidiaries in which CHNR has direct or indirect controlling interests. The Company’s subsidiaries as of June 30, 2023 are as described in the 2022 Annual Report.

For the convenience of readers, amounts in Renminbi, the Chinese currency (“CNY”), have been translated into United States dollars (“US$”) at the applicable rate of US$1.00 = CNY7.2535 as quoted by www.ofx.com as of June 30, 2023, except as otherwise disclosed. No representation is made that the CNY amounts could have been, or could be, converted into US$ at that rate, or at all.

2.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The accounting policies adopted in the preparation of the interim condensed consolidated financial information are consistent with those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2022, except for the adoption of the following new and revised IFRS for the first time for the current period’s financial information.

Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Amendments to IAS 12	International Tax Reform – Pillar Two Model Rules

The nature and impact of the revised IFRSs that are applicable to the Group are described below:

(a)	Amendments to IAS 1 require entities to disclose their material accounting policy information rather than their significant accounting policies. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. Amendments to IFRS Practice Statement 2 provide non-mandatory guidance on how to apply the concept of materiality to accounting policy disclosures. The Group has applied the amendments since 1 January 2023. The amendments did not have any impact on the Group’s interim condensed consolidated financial information but are expected to affect the accounting policy disclosures in the Group’s annual consolidated financial statements.

(b)	Amendments to IAS 8 clarify the distinction between changes in accounting estimates and changes in accounting policies. Accounting estimates are defined as monetary amounts in financial statements that are subject to measurement uncertainty. The amendments also clarify how entities use measurement techniques and inputs to develop accounting estimates. The Group has applied the amendments to changes in accounting policies and changes in accounting estimates that occur on or after 1 January 2023. Since the Group’s policy of determining accounting estimates aligns with the amendments, the amendments did not have any impact on the financial position or performance of the Group.

(c)	Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction narrow the scope of the initial recognition exception in IAS 12 so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences, such as leases and decommissioning obligations. Therefore, entities are required to recognize a deferred tax asset (provided that sufficient taxable profit is available) and a deferred tax liability for temporary differences arising from these transactions. The Group did not apply the initial recognition exception and recognized a deferred tax asset and a deferred tax liability for temporary differences for transactions related to leases before the initial application of these amendments. The amendments don’t have any significant impact on the Group’s financial statements.

(d)	Amendments to IAS 12 International Tax Reform – Pillar Two Model Rules introduce a mandatory temporary exception from the recognition and disclosure of deferred taxes arising from the implementation of the Pillar Two model rules published by the Organisation for Economic Co-operation and Development. The amendments also introduce disclosure requirements for the affected entities to help users of the financial statements better understand the entities’ exposure to Pillar Two income taxes, including the disclosure of current tax related to Pillar Two income taxes separately in the periods when Pillar Two legislation is effective and the disclosure of known or reasonably estimable information of their exposure to Pillar Two income taxes in periods in which the legislation is enacted or substantively enacted but not yet in effect. Entities are required to disclose the information relating to their exposure to Pillar Two income taxes in annual periods beginning on or after 1 January 2023, but are not required to disclose such information for any interim periods ending on or before 31 December 2023. Since the Group did not fall within the scope of the Pillar Two model rules, the amendments did not have any impact to the Group.

2.1	BASIS OF PREPARATION

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared on a historical cost basis, except for structured deposit, derivative financial liabilities and equity financial assets that have been measured at fair value. The consolidated financial statements are presented in Chinese Yuan (“CNY”) and all values are rounded to the nearest thousand, except when otherwise indicated. US$ indicates U.S. dollars.

The Group has prepared the financial statements on the basis that it will continue to operate as a going concern.

2.2	BASIS OF CONSOLIDATION

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries for the year ended December 31, 2022.

A subsidiary is an entity (including a structured entity), that is, directly or indirectly, controlled by the Company. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee (i.e., existing rights that give the Group the current ability to direct the relevant activities of the investee).

Generally, there is a presumption that a majority of voting rights results in control. When the Company has, directly or indirectly, less than a majority of the voting or similar right of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(a)	the contractual arrangement with the other vote holders of the investee;
(b)	rights arising from other contractual arrangements; and
(c)	the Group’s voting rights and potential voting rights.

The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. The results of subsidiaries are consolidated from the date on which the Group obtains control and continue to be consolidated until the date that such control ceases.

Profit or loss and each component of other comprehensive income are attributed to owners of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

The Group reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control above. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If the Group loses control over a subsidiary, it derecognizes (i) the assets (including goodwill) and liabilities of the subsidiary, (ii) the carrying amount of any non-controlling interest and (iii) the cumulative translation differences recorded in equity; and recognizes (i) the fair value of the consideration received, (ii) the fair value of any investment retained and (iii) any resulting surplus or deficit in profit or loss. The Group’s share of components previously recognized in other comprehensive income is reclassified to profit or loss or retained earnings, as appropriate, on the same basis as would be required if the Group had directly disposed of the related assets or liabilities.

2.3	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The Group has adopted the following revised IFRSs for the first time for the current year’s consolidated financial statements:

Amendments to IFRS 3	Reference to the Conceptual Framework
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use
Amendments to IAS 37	Onerous Contracts – Cost of Fulfilling a Contract
Annual Improvements to IFRSs 2018-2020	Amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41

The nature and the impact of the revised IFRSs that are applicable to the Group are described below:

(a)	Amendments to IFRS 3 replace a reference to the previous Framework for the Preparation and Presentation of Financial Statements with a reference to the Conceptual Framework for Financial Reporting (the “Conceptual Framework”) issued in March 2018 without significantly changing its requirements. The amendments also add to IFRS 3 an exception to its recognition principle for an entity to refer to the Conceptual Framework to determine what constitutes an asset or a liability. The exception specifies that, for liabilities and contingent liabilities that would be within the scope of IAS 37 or International Financial Reporting Interpretations Committee Interpretation (“IFRIC”) 21 if they were incurred separately rather than assumed in a business combination, an entity applying IFRS 3 should refer to IAS 37 or IFRIC 21 respectively instead of the Conceptual Framework. Furthermore, the amendments clarify that contingent assets do not qualify for recognition at the acquisition date. The Group has applied the amendments prospectively to business combinations that occurred on or after January 1, 2022. As there were no business combinations during the year, the amendments did not have any impact on the financial position and performance of the Group.

(b)	Amendments to IAS 16 prohibit an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling any such items, and the cost of those items as determined by IAS 2 Inventories, in profit or loss. The Group has applied the amendments retrospectively to items of property, plant and equipment made available for use on or after January 1, 2021. Since there was no sale of items produced prior to the property, plant and equipment being available for use, the amendments did not have any impact on the financial position or performance of the Group.

(c)	Amendments to IAS 37 clarify that for the purpose of assessing whether a contract is onerous under IAS 37, the cost of fulfilling the contract comprises the costs that relate directly to the contract. Costs that relate directly to a contract include both the incremental costs of fulfilling that contract (e.g., direct labor and materials) and an allocation of other costs that relate directly to fulfilling that contract (e.g., an allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract as well as contract management and supervision costs). General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract. The Group has applied the amendments prospectively to contracts for which it has not yet fulfilled all its obligations at January 1, 2022 and no onerous contracts were identified. Therefore, the amendments did not have any impact on the financial position or performance of the Group.

(d)	Annual Improvements to IFRSs 2018-2020 sets out amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41. Details of the amendments that are applicable to the Group are as follows:

•	IFRS 9 Financial Instruments clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. The Group has applied the amendment prospectively from January 1, 2022. As there was no modification or exchange of the Group’s financial liabilities during the year, the amendment did not have any impact on the financial position or performance of the Group.

2.4	ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS

The Group has not applied the following new and revised IFRSs, that have been issued but are not yet effective, in these financial statements:

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and Its Associate or Joint Venture[3]
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback[2]
IFRS 17	Insurance Contracts[1]
Amendments to IFRS 17	Insurance Contracts[1,4]
Amendment to IFRS 17	Initial Application of IFRS 17 and IFRS 9 – Comparative Information[5]
Amendments to IAS 1	Classification of Liabilities as Current or Non-current (the “2020 Amendments”)[2]
Amendments to IAS 1	Non-current Liabilities with Covenants (the “2022 Amendments”) [2]
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies[1]
Amendments to IAS 8	Definition of Accounting Estimates[1]
Amendments to IAS 12	Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction[1]

———————

1	Effective for annual periods beginning on or after January 1, 2023
2	Effective for annual periods beginning on or after January 1, 2024
3	No mandatory effective date yet determined but available for adoption

4	As a consequence of the amendments to IFRS 17 issued in June 2020, IFRS 4 was amended to extend the temporary exemption that permits insurers to apply IAS 39 rather than IFRS 9 for annual periods beginning before January 1, 2023
5	An entity that chooses to apply the transition option relating to the classification overlay set out in this amendment shall apply it on initial application of IFRS 17

Further information about those IFRSs that are expected to be applicable to the Group is described below.

(a)	Amendments to IFRS 10 and IAS 28 address an inconsistency between the requirements in IFRS 10 and in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The amendments require a full recognition of a gain or loss resulting from a downstream transaction when the sale or contribution of assets between an investor and its associate or joint venture constitutes a business. For a transaction involving assets that do not constitute a business, a gain or loss resulting from the transaction is recognized in the investor’s profit or loss only to the extent of the unrelated investor’s interest in that associate or joint venture. The amendments are to be applied prospectively. The previous mandatory effective date of amendments to IFRS 10 and IAS 28 was removed by the IASB in December 2015 and a new mandatory effective date will be determined after the completion of a broader review of accounting for associates and joint ventures. However, the amendments are available for adoption now. The amendments are not expected to have any significant impact on the Group’s financial statements.

(b)	Amendments to IFRS 16 specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendments are effective for annual periods beginning on or after January 1, 2024 and shall be applied retrospectively to sale and leaseback transactions entered into after the date of initial application of IFRS 16 (i.e., January 1, 2019). Earlier application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.

(c)	Amendments to IAS 1 Classification of Liabilities as Current or Non-current clarify the requirements for classifying liabilities as current or non-current, in particular the determination over whether an entity has a right to defer settlement of the liabilities for at least 12 months after the reporting period. Classification of a liability is unaffected by the likelihood that the entity will exercise its right to defer settlement of the liability. The amendments also clarify the situations that are considered a settlement of a liability. In 2022, the IASB issued the 2022 Amendments to further clarify that, among covenants of a liability arising from a loan arrangement, only those with which an entity must comply on or before the reporting date affect the classification of that liability as current or non-current. In addition, the 2022 Amendments require additional disclosures by an entity that classifies liabilities arising from loan arrangements as non-current when it has a right to defer settlement of those liabilities that are subject to the entity complying with future covenants within 12 months after the reporting period. The amendments are effective for annual periods beginning on or after January 1, 2024 and shall be applied retrospectively. Earlier application is permitted. An entity that applies the 2020 Amendments early is required to apply simultaneously the 2022 Amendments, and vice versa. The Group is currently assessing the impact of the amendments and whether existing loan agreements may require revision. Based on a preliminary assessment, the amendments are not expected to have any significant impact on the Group’s financial statements.

(d)	Amendments to IAS 1 Disclosure of Accounting Policies require entities to disclose their material accounting policy information rather than their significant accounting policies. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. Amendments to IFRS Practice Statement 2 provide non-mandatory guidance on how to apply the concept of materiality to accounting policy disclosures. Amendments to IAS 1 are effective for annual periods beginning on or after January 1, 2023 and earlier application is permitted. Since the guidance provided in the amendments to IFRS Practice Statement 2 is non-mandatory, an effective date for these amendments is not necessary. The Group is currently revisiting the accounting policy disclosures to ensure consistency with the amendments.

(e)	Amendments to IAS 8 clarify the distinction between changes in accounting estimates and changes in accounting policies. Accounting estimates are defined as monetary amounts in financial statements that are subject to measurement uncertainty. The amendments also clarify how entities use measurement techniques and inputs to develop accounting estimates. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and apply to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted. The amendments are not expected to have any significant impact on the Group’s financial statements.

(f)	Amendments to IAS 12 narrow the scope of the initial recognition exception in IAS 12 so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences, such as leases and decommissioning obligations. Therefore, entities are required to recognize a deferred tax asset (provided that sufficient taxable profit is available) and a deferred tax liability for temporary differences arising from these transactions. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and shall be applied to transactions related to leases and decommissioning obligations at the beginning of the earliest comparative period presented, with any cumulative effect recognized as an adjustment to the opening balance of retained profits or other component of equity as appropriate at that date. In addition, the amendments shall be applied prospectively to transactions other than leases and decommissioning obligations. Earlier application is permitted.

The Group did not apply the initial recognition exception and recognized a deferred tax asset and a deferred tax liability for temporary differences for transactions related to leases before the initial application of these amendments. The Group will continually recognize deferred tax for all temporary differences related to leases at the beginning of the earliest comparative period presented. During the year, the Group has performed a detailed assessment on the impact of amendments to IAS 12. The amendments are not expected to have any significant impact on the Group’s financial statements.